Concentration	6 Months Ended
Dec. 31, 2024
Concentration [Abstract]
Concentration
15.	Concentration

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total accounts receivable for the periods presented:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Customer A	22.2%	35.3%
Customer B	29.1%	27.5%
Customer C	13.7%	*
Customer D	10.2%	*
Customer E	10.1%	*
Total	85.3%	62.8%

*	The percentage is below 10%

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total revenue for the periods presented:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Customer A	27.0%	47.3%
Customer B	28.4%	26.7%
Customer C	13.8%	*
Total	69.2%	74.0%

*	The percentage is below 10%

The following table sets forth any supplier who represents 10% or more of the Group’s total accounts payable for the periods presented:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Supplier A	100.0%	100.0%
Total	100.0%	100.0%